A summary of the changes in finders’ warrants for the years ended December 31, 2021 and 2020 is presented below: (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Warrant reserve [member]
IfrsStatementLineItems [Line Items]
Number of warrants balance at beginning	11,896	0
Number of warrants ganted	2,085,687	11,896
Number of warrants granted	58,288	1,555,317
Number of warrants granted	145,300
Number of warrants exercised	(11,571)
Number of warrants expired	(1,193)
Number of warrants balance at ending	202,720	11,896
Exercise Price [Member]
IfrsStatementLineItems [Line Items]
Exercise price balance at beginning		$ 0
Exercise price granted	$ 3.29	1.64
Exercise price at beginning	1.64	5.87
Exercise price granted	4.70	2.94
Exercise price granted	4.77
Exercise price exercised	1.87
Exercise price expired	1.64
Exercise price balance at ending	$ 5.66	$ 3.29